Subsequent Events (Details) - DreamBig Semiconductor, Inc. - USD ($) $ in Millions		1 Months Ended
	Jul. 01, 2026	Oct. 31, 2025
Subsequent Event [Line Items]
Expected consideration to be transferred		$ 265.0
Subsequent Event
Subsequent Event [Line Items]
Equity interest acquired, percentage	100.00%
Expected consideration to be transferred	$ 265.0